Related Party Transactions - Summary of Key Management Compensation (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [abstract]
Salaries and other short-term benefits	₩ 1,494	₩ 1,855	₩ 2,189
Post-employment benefits	153	294	412
Share-based compensation	569	976	669
Total	₩ 2,216	₩ 3,125	₩ 3,270